Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2018
Registrant Name	dei_EntityRegistrantName	MORGAN STANLEY INSTITUTIONAL FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000836487
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 22, 2019
Document Effective Date	dei_DocumentEffectiveDate	Oct. 22, 2019
Prospectus Date	rr_ProspectusDate	Oct. 22, 2019